Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$668,801.79

Principal:
Principal Collections	$8,735,764.44
Prepayments in Full	$4,126,784.32
Liquidation Proceeds	$104,716.71
Recoveries	$24,160.20
Sub Total	$12,991,425.67
Collections	$13,660,227.46

Purchase Amounts:
Purchase Amounts Related to Principal	$351,884.40
Purchase Amounts Related to Interest	$2,098.21
Sub Total	$353,982.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,014,210.07

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,014,210.07
Servicing Fee	$158,524.97	$158,524.97	$0.00	$0.00	$13,855,685.10
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,855,685.10
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,855,685.10
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,855,685.10
Interest - Class A-4 Notes	$59,550.26	$59,550.26	$0.00	$0.00	$13,796,134.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,796,134.84
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$13,759,634.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,759,634.34
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$13,730,693.34
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,730,693.34
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$13,690,789.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,690,789.84
Regular Principal Payment	$13,030,214.29	$13,030,214.29	$0.00	$0.00	$660,575.55
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$660,575.55
Residual Released to Depositor	$0.00	$660,575.55	$0.00	$0.00	$0.00
Total		$14,014,210.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,030,214.29
Total					$13,030,214.29
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,030,214.29	$112.01	$59,550.26	$0.51	$13,089,764.55	$112.52
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$13,030,214.29	$9.71	$164,895.26	$0.12	$13,195,109.55	$9.83

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$94,026,726.51	0.8082758	$80,996,512.22	0.6962650
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$186,106,726.51	0.1386983	$173,076,512.22	0.1289873

Pool Information
Weighted Average APR	4.403%	4.420%
Weighted Average Remaining Term	24.04	23.25
Number of Receivables Outstanding	19,692	18,970
Pool Balance	$190,229,966.38	$176,814,665.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$186,106,726.51	$173,076,512.22
Pool Factor	0.1405839	0.1306697

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$3,738,153.49
Targeted Overcollateralization Amount	$3,738,153.49
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,738,153.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$96,150.80
(Recoveries)		110	$24,160.20
Net Loss for Current Collection Period			$71,990.60
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4541%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			(0.2031)%
Second Preceding Collection Period			0.7244%
Preceding Collection Period			0.5216%
Current Collection Period			0.4707%
Four Month Average (Current and Preceding Three Collection Periods)			0.3784%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,368	$8,940,359.04
(Cumulative Recoveries)			$1,700,125.60
Cumulative Net Loss for All Collection Periods			$7,240,233.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5351%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,046.79
Average Net Loss for Receivables that have experienced a Realized Loss			$1,657.56

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.56%	346	$4,525,102.07
61-90 Days Delinquent	0.46%	55	$820,418.14
91-120 Days Delinquent	0.09%	11	$161,044.78
Over 120 Days Delinquent	0.45%	50	$787,681.18
Total Delinquent Receivables	3.56%	462	$6,294,246.17

Repossession Inventory:
Repossessed in the Current Collection Period		15	$179,174.54
Total Repossessed Inventory		26	$386,887.58

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5104%
Preceding Collection Period			0.5586%
Current Collection Period			0.6115%
Three Month Average			0.5602%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer